Regulation - Nature of Regulation Schedule (Details) - company				1 Months Ended		12 Months Ended
	Sep. 30, 2024	Feb. 01, 2024	Sep. 01, 2023	Oct. 31, 2024	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ITC
Public Utilities, General Disclosures [Line Items]
Approved cost-based formula, annual true-up (period)							2 years
FortisOntario
Public Utilities, General Disclosures [Line Items]
Number of utilities							3
Franchise agreement term							35 years
FortisOntario | Electric Utilities, Following COS Regulation
Public Utilities, General Disclosures [Line Items]
Number of utilities							2
Fortis Turks and Caicos
Public Utilities, General Disclosures [Line Items]
Number of utilities							2
FERC | ITC
Public Utilities, General Disclosures [Line Items]
Allowed common equity							60.00%
Allowed ROE (percent)	10.02%			9.98%			10.73%	10.77%
Allowed ROE, incentive adders (percent)				0.75%
Approved cost-based formula, annual true-up (period)							2 years
FERC | ITC | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)				12.58%
FERC | TEP
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)							9.79%	9.79%
ACC | TEP
Public Utilities, General Disclosures [Line Items]
Allowed common equity			54.30%				54.30%
Allowed ROE (percent)			9.55%				9.55%	9.55%
ACC | UNS Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity		53.70%					53.70%
Allowed ROE (percent)		9.75%					9.75%	9.50%
ACC | UNS Gas
Public Utilities, General Disclosures [Line Items]
Allowed common equity							50.80%
Allowed ROE (percent)							9.75%	9.75%
PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
Allowed common equity							48.00%
Allowed ROE (percent)							9.50%	9.00%
PSC | Central Hudson | General rate application
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)					9.50%
BCUC | FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Allowed common equity							45.00%
Allowed ROE (percent)							9.65%	9.65%
BCUC | FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity							41.00%
Allowed ROE (percent)							9.65%	9.65%
AUC | FortisAlberta
Public Utilities, General Disclosures [Line Items]
Allowed common equity							37.00%
Allowed ROE (percent)							9.28%	8.50%
AUC | FortisAlberta | Forecast
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)						8.97%
Newfoundland and Labrador Board of Commissioners of Public Utilities | Newfoundland Power
Public Utilities, General Disclosures [Line Items]
Allowed common equity							45.00%
Allowed ROE (percent)							8.50%	8.50%
Island Regulatory and Appeals Commission | Maritime Electric
Public Utilities, General Disclosures [Line Items]
Allowed common equity							40.00%
Allowed ROE (percent)							9.35%	9.35%
Ontario Energy Board | FortisOntario
Public Utilities, General Disclosures [Line Items]
Allowed common equity							40.00%
Ontario Energy Board | FortisOntario | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)							8.52%	8.52%
Ontario Energy Board | FortisOntario | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROE (percent)							9.30%	9.30%
Utility Regulation and Competition Office | Caribbean Utilities
Public Utilities, General Disclosures [Line Items]
Transmission and distribution license period							20 years
Non-exclusive generation license period							25 years
Utility Regulation and Competition Office | Caribbean Utilities | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)							8.25%	7.50%
Utility Regulation and Competition Office | Caribbean Utilities | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)							10.25%	9.50%
Government of the Turks and Caicos Islands | Fortis Turks and Caicos | Minimum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)							15.00%	15.00%
License period							25 years
Government of the Turks and Caicos Islands | Fortis Turks and Caicos | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROA (percent)							17.50%	17.50%
License period							50 years